Segment Reporting (Details) - Schedule of revenue from business operation - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 10,692,613	$ 11,474,348	$ 8,515,561
Cost of revenue and related tax	5,005,710	6,013,731	3,997,098
Gross profit	5,686,903	5,460,617	4,518,463
Depreciation and amortization	176,243	179,207	195,239
Total capital expenditures	37,237	34,996	74,236
Online Education Service [Member]
Segment Reporting Information [Line Items]
Revenue	10,508,873	11,169,172	8,258,449
Cost of revenue and related tax	4,904,801	5,833,319	3,692,683
Gross profit	5,604,072	5,335,853	4,565,766
Depreciation and amortization	173,214	173,952	189,407
Total capital expenditures	37,237	34,996	72,984
Technological Development and Operation Service [Member]
Segment Reporting Information [Line Items]
Revenue	183,740	305,176	257,112
Cost of revenue and related tax	100,909	180,412	304,415
Gross profit	82,831	124,764	(47,303)
Depreciation and amortization	3,029	5,255	5,832
Total capital expenditures			$ 1,252